Business Combinations (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations (Tables) [Abstract]
Summary of Business Combinations Completed

(in millions)	Date	Assets
2011
CP Equity, LLC, Denver, Colorado	July 1	$389
Certain assets of Foreign Currency Exchange Corp, Orlando, Florida	August 1	46
LaCrosse Holdings, LLC, Minneapolis, Minnesota	November 30	116
Other (1)	Various	37
		$588
2010
Certain assets of GMAC Commercial Finance, LLC, New York, New York	April 30	$430
Other (2)	Various	40
		$470
2009
Capital TempFunds, Fort Lauderdale, Florida	March 2	$74
Other (3)	Various	39
		$113

  Consists of seven acquisitions of insurance brokerage businesses.
  Consists of five acquisitions of insurance brokerage businesses.
  Consists of eight acquisitions of insurance brokerage businesses.